Annual Total Returns - Salient MLP & Energy Infrastructure Fund (R6 SHARES) [BarChart] - Class R6 Shares - Salient MLP & Energy Infrastructure Fund - Class R6	May 01, 2021
Bar Chart Table:
Annual Return 2016	41.16%
Annual Return 2017	(6.70%)
Annual Return 2018	(18.04%)
Annual Return 2019	16.42%
Annual Return 2020	(17.27%)